Employees - Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Return on plan assets excluding amounts included in net finance income/(cost)	€ (196)	€ (653)	€ 87
Change in asset ceiling excluding amounts included in finance cost	(19)	(37)	(5)
Actuarial gains/(losses) arising from changes in demographic assumptions	(12)	23	98
Actuarial gains/(losses) arising from changes in financial assumptions	574	880	(544)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(128)	58	(386)
Total of defined benefit costs recognised in other comprehensive income	€ 219	€ 271	€ (750)